SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM N-1A

File No. 002-99266 File No. 811-04364

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.
Post-Effective Amendment No.	41	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	41

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania		19103-7094
(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Public Offering:	December 29, 2009

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on December 29, 2009 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

---   C O N T E N T S   ---

This Post-Effective Amendment No. 41 to Registration File No. 002-99266 includes the following:

1.           Facing Page

2.           Contents Page

3.           Part A - Prospectus (1)

4.           Part B - Statement of Additional Information (1)

5.           Part C - Other Information (2)

6.           Signatures

7.           Exhibits

This Post-Effective Amendment relates to the Class A, B and C shares of the Registrant's one series, Delaware Tax-Free Minnesota Intermediate Fund.

(1)
The Registrant's Prospectus and Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 29, 2009.

(2)
Items 26 and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 29, 2009.

PART C
(Voyageur Intermediate Tax Free Funds)
File Nos. 002-99266/811-04364
Post-Effective Amendment No. 41

OTHER INFORMATION

Item 23.        Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

                        (a)        Articles of Incorporation.

(1)        Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

(i)         Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

(ii)        Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.ii.

(iii)       Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.iii.

(2)        Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

(b)        By-Laws.  Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

            (c)        Instruments Defining Rights of Security Holders.

(1)        Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

(2)        By-Laws.  Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

(d)        Investment Advisory Contracts.

(1)        Executed Investment Management Agreement (November 1, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 30, 2000.

(e)        Underwriting Contracts.

(1)        Distribution Agreements.

(i)         Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                                                                                                      1

(ii)        Executed Distribution Expense Limitation Letter (December 2009) between Delaware Distributors, L.P. and Registrant attached as Exhibit No. EX-99.e.1.ii.

(2)        Financial Intermediary Distribution Agreement.

(i)         Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

(ii)        Amendment No. 3 (October 23, 2009) to Appendix A to the Third Amended and Restated Financial Intermediary Distribution Agreement attached as Exhibit No. EX-99.e.2.ii.

(3)        Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 19, 2002.

(4)        Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 19, 2002.

(5)        Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 19, 2002.

(6)        Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 3, 2004.

(f)        Bonus or Profit Sharing Contracts.  Not applicable.

(g)        Custodian Agreements.

(1)        Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed December 29, 2008.

(h)        Other Material Contracts.

(1)        Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

(i)         Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

(ii)        Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

(2)        Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

                                                                                                                  2

(3)       Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

(i)         Amendment No. 4 (October 23, 2009) to Schedule A to Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.h.3.i.

(i)         Legal Opinion.  Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                        (j)         Other Opinions.  Consent of Independent Registered Public Accounting Firm (December 2009) attached as Exhibit No. EX-99.j.

(k)        Omitted Financial Statements.  Not applicable.

(l)         Initial Capital Agreements.  Not applicable.

(m)       Rule 12b-1 Plan.  Plans under Rule 12b-1 for Class A, B and C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

(n)        Rule 18f-3 Plan.

(1)        Plan under Rule 18f-3 (August 31, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed December 29, 2008.

(i)         Appendix A (March 9, 2009) to Plan under Rule 18f-3 attached as Exhibit No. EX-99.n.1.i.

(o)        Reserved.

(p)        Codes of Ethics.

(1)        Code of Ethics for the Delaware Investments Family of Funds (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed December 29, 2008.

(2)        Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed December 29, 2008.

(3)        Code of Ethics for Lincoln Financial Distributors, Inc. (December 2008) attached as Exhibit No. EX-99.p.3.

(q)        Other.  Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

Item 24.            Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.            Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.  Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

                                                                                                                                                      3

Item 26.            Business and Other Connections of the Investment Adviser.  Incorporated into this filing by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 28, 2009.

Item 27.            Principal Underwriters.  Incorporated into this filing by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 28, 2009.

Item 28.            Location of Accounts and Records.  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA  19103-7094 and 430 W. 7th Street, Kansas City, MO  64105.

Item 29.            Management Services.  None.

Item 30.            Undertakings.  Not applicable.

                                                                                                                                                      4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of December, 2009.

                                                                     VOYAGEUR INTERMEDIATE TAX FREE FUNDS

                                                                     By:/s/ Patrick P. Coyne
                                                                          Patrick P. Coyne
                                                                          Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	December 29, 2009

Thomas L. Bennett * Thomas L. Bennett	Trustee	December 29, 2009

John A. Fry * John A. Fry	Trustee	December 29, 2009

Anthony D. Knerr * Anthony D. Knerr	Trustee	December 29, 2009

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	December 29, 2009

Ann R. Leven * Ann R. Leven	Trustee	December 29, 2009

Thomas F. Madison * Thomas F. Madison	Trustee	December 29, 2009

Janet L. Yeomans * Janet L. Yeomans	Trustee	December 29, 2009

J. Richard Zecher * J. Richard Zecher	Trustee	December 29, 2009

Richard Salus * Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	December 29, 2009
*By: /s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed) 5

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
Exhibits To Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 6

INDEX TO EXHIBITS

(Voyageur Intermediate Tax Free Funds N-1A)

Exhibit No.        Exhibit

EX-99.a.1.ii         Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust

EX-99.a.1.iii      Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust

EX-99.e.1.ii       Executed Distribution Expense Limitation Letter (December 2009) between Delaware Distributors, L.P. and Registrant

EX-99.e.2.ii      Amendment No. 3 (October 23, 2009) to Appendix A to the Third Amended and Restated Financial Intermediary Distribution Agreement

EX-99.h.1.ii       Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement

EX-99.h.3.i       Amendment No. 4 (October 23, 2009) to Schedule A to Fund Accounting and Financial Administration Oversight Agreement

EX-99.j             Consent of Independent Registered Public Accounting Firm (December 2009)

EX-99.n.1.i       Appendix A (March 9, 2009) to Plan under Rule 18f-3

EX-99.p.3         Code of Ethics for Lincoln Financial Distributors, Inc. (December 2008)

                                                                                                                                                      7